CERTAIN RISKS	12 Months Ended
Dec. 31, 2011
CERTAIN RISKS
CERTAIN RISKS

3 CERTAIN RISKS

a) Significant risks and uncertainties

The Group operates in a dynamic and high risk real estate industry and is susceptible to fluctuations in the real estate market in the PRC, and the property market in the PRC is at an early stage of development and is volatile, which could have a material adverse effect on the Group’s business, financial condition and results of operations.

b) PRC Regulations

The Chinese market in which the Group operates poses certain macro-economic and regulatory risk and uncertainties. These uncertainties extend to the ability of the Group to conduct business in the real estate sector in the PRC. The Company conducts all of its operations in the PRC through VIE, which it consolidates as a result of a series contractual arrangements enacted among Syswin Zhi Di, HK Holding, the VIE and the legal shareholders of the VIE. The Company believes that these contractual arrangements are in compliance with PRC law and are legally enforceable. If the VIE or its legal shareholders fail to perform their obligations under the contractual arrangements or any dispute relating to these contracts remains unresolved, the Company will have to enforce its rights under these contracts through the operations of PRC law and courts. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements. In particular, the interpretation and enforcement of these laws, rules and regulations involve uncertainties. If the Company had direct ownership of the VIE, it would be able to exercise its rights as a shareholder to effect changes in the board of directors of the VIE, which in turn could effect changes at the management level, subject to any applicable fiduciary obligations. However, under the current contractual arrangements, it relies on the VIE and their legal shareholders’ performance of their contractual obligations to exercise effective control. In addition, their Exclusive Technology Consulting and Service Agreements and the Exclusive Call Option Agreements with the VIE have a term of ten years. In general, neither the VIE nor their legal shareholders may terminate the contracts prior to the expiration date.

Though the PRC has, since 1978, implemented a wide range of market-oriented economic reforms, continued reforms and progress towards a full market-oriented economy are uncertain. In addition, the real estate industry remains highly regulated. Restrictions are currently in place and are unclear with respect to which segments of this industry foreign owned entities, like the Group may operate. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate areas such as real estate. Administrative and court proceedings in the PRC may also be protracted, resulting in substantial costs and diversion of resources and management attention.  Consequently, such uncertainties may limit the Company’s ability to enforce its contractual arrangements with the VIE. Although the Company believes the contractual arrangements are in compliance with current PRC regulations, there can be no assurance that the PRC government would agree that these contractual arrangements comply with PRC licensing, registration or other regulatory requirements, with existing policies or with requirements or policies that may be adopted in the future. PRC laws, rules and regulations governing the validity of these contractual arrangements are uncertain and the relevant government authorities have broad discretion in interpreting these laws, rules and regulations. Such uncertainties on the compliance with PRC laws of the contractual arrangements may adversely affect the Company’s ability to consolidate the VIE. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Group’s ability to conduct business in the PRC.

The real estate market in the PRC is typically affected by changes in government policies regarding the real estate industry, the financial market and other related areas. The PRC government has in the past adopted various administrative measures to restrain what it perceived as unsustainable growth in the real estate market, particularly when the real estate market in China has experienced rapid and significant growth. The PRC real estate market could experience a prolonged downturn in the future, which could have a material adverse impact on the Group’s business, financial condition and results of operations.

c) Concentration of credit risk

Financial instruments that potentially subject the Group to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Group limits its exposure to credit loss by depositing its cash and cash equivalents with financial institutions located in the PRC and Hong Kong, which management believes are of high credit quality.

The Group has approximately RMB373.3 million in cash and bank deposits with large domestic banks in China, which constitutes about 78% of its total cash and cash equivalent as of December 31, 2011, and the Group has approximately RMB105.7 million (RMB equivalent of US$16.8 million) in cash and bank deposits with a large commercial bank in Hong Kong, which constitutes about 22% of its total cash and cash equivalent as of December 31, 2011. The Chinese government imposes controls on the convertibility of RMB into foreign currencies and, in certain cases, the remittance of currency out of the PRC. The Group may experience difficulties in completing the administrative procedures necessary to obtain and remit foreign currency.

Accounts receivable consist primarily of amounts due from real estate sales agency services and were derived from the Group’s operations in the PRC. Customer A accounted for approximately 35%, 17% and 18%, Customer B accounted for approximately 11%, 16% and 16%, respectively, of the Group’s net revenue for the year ended December 31, 2009, 2010 and 2011. Receivables from Customer A accounted for approximately 12% and 11%, Customer B accounted for approximately 15% and 18%, respectively, of the Group’s accounts receivable as of December 31, 2010 and 2011.

d) Foreign currency risk

The RMB is not freely convertible into foreign currencies. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. Cash and cash equivalents of the Group denominated in RMB included aggregate amounts of RMB189.3 million and RMB383.7 million, as of December 31, 2010 and 2011, respectively.

All the Group’s revenues derived and a significant portion of expenses incurred, assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies, therefore the Group may experience economic losses and negative impacts on earnings and equity as a result of exchange rate fluctuations in the currency of the PRC. Moreover, the Chinese government imposes controls on the convertibility of RMB into foreign currencies and, in certain cases, the remittance of currency out of the PRC. The Group may experience difficulties in completing the administrative procedures necessary to obtain and remit foreign currency.